Lease financing (Tables)	12 Months Ended
Dec. 31, 2022
Lease Financing
Lease financing - Capital lease obligations, Principal payments (Table)

Twelve month periods ending	Amount
December 31, 2023	$15,361
December 31, 2024	15,361
December 31, 2025	15,361
December 31, 2026	21,757
December 31, 2027	20,752
December 31, 2028 and thereafter	104,688
Total bareboat lease minimum payments	$193,280
Unamortized lease issuance costs	(2,681)
Total bareboat lease minimum payments, net	$190,599
Lease financing short term	15,361
Lease financing long term, net of unamortized lease issuance costs	175,238